INCOME TAXES - 10K (Tables)	12 Months Ended
Dec. 31, 2015
Income Taxes [Abstract]
Income Before Income Taxes and Provision for Income Taxes
The Company's income before income taxes and the applicable provision for income taxes are as follows:

	Year Ended December 31,
	2015	2014	2013
Income (loss) from continuing operations before income taxes:
United States	$123.4	$146.9	$36.0
Foreign	(3.7)	(19.7)	44.6
	$119.7	$127.2	$80.6
Provision for (benefit from) income taxes:
United States federal	$40.9	$58.2	$27.4
State and local	16.7	17.9	13.8
Foreign	(3.2)	5.1	7.4
	$54.4	$81.2	$48.6
Current:
United States federal	$(2.7)	$2.6	$3.2
State and local	3.9	3.5	0.7
Foreign	21.7	7.2	11.3
	22.9	13.3	15.2
Deferred:
United States federal	43.6	55.6	24.2
State and local	12.8	14.4	13.1
Foreign	(24.9)	(2.1)	(3.9)
	31.5	67.9	33.4
Total provision for income taxes	$54.4	$81.2	$48.6

Reconciliation of Statutory Federal Income Tax Rate
The actual tax on income before income taxes is reconciled to the applicable statutory federal income tax rate in the following table:

	Year Ended December 31,
	2015	2014	2013
Computed income tax expense	$41.9	$44.5	$28.2
State and local taxes, net of U.S. federal income tax benefit	10.9	20.5	8.9
Foreign and U.S. tax effects attributable to operations outside the U.S.	13.6	5.8	(6.2)
Net establishment (release) of valuation allowance	(15.5)	6.4	—
Foreign dividends and earnings taxable in the U.S.	3.2	5.4	11.0
Acquisition costs for which there is no tax benefit	—	—	2.7
Other	0.3	(1.4)	4.0
Tax expense	$54.4	$81.2	$48.6

Deferred Tax Assets and Liabilities
Deferred tax assets and liabilities at December 31, 2015 and 2014 were comprised of the following:

	December 31,
	2015	2014
Deferred tax assets:
Inventories	$7.3	$7.6
Net operating loss carryforwards - U.S.	27.6	77.6
Net operating loss carryforwards - foreign	51.4	57.9
Employee benefits	96.7	100.7
State and local taxes	—	2.7
Sales related reserves	25.8	26.2
Foreign currency translation adjustment	11.0	3.9
Other	52.7	46.1
Total gross deferred tax assets	272.5	322.7
Less valuation allowance	(47.1)	(57.1)
Total deferred tax assets, net of valuation allowance	225.4	265.6
Deferred tax liabilities:
Plant, equipment and other assets	(29.9)	(30.0)
Intangibles	(82.4)	(88.0)
Other	(63.2)	(55.2)
Total gross deferred tax liabilities	(175.5)	(173.2)
Net deferred tax assets	$49.9	$92.4

Reconciliation of Unrecognized Tax Benefits
A reconciliation of the beginning and ending amount of the unrecognized tax benefits is provided in the following table:

Balance at January 1, 2014	$74.5
Increase based on tax positions taken in a prior year	12.6
Decrease based on tax positions taken in a prior year	(22.8)
Increase based on tax positions taken in the current year	8.0
Decrease resulting from the lapse of statutes of limitations	(10.3)
Balance at December 31, 2014	62.0
Increase based on tax positions taken in a prior year	5.6
Decrease based on tax positions taken in a prior year	(5.8)
Increase based on tax positions taken in the current year	8.5
Decrease resulting from the lapse of statutes of limitations	(5.3)
Balance at December 31, 2015	$65.0